Variable Interest Entities - Carrying Amounts (Details) - Primary Beneficiary - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Variable Interest Entity [Line Items]
Assets	$ 3,142	$ 10,020
Liabilities	(1,548)	(2,247)
Net carrying amount	$ 1,594	$ 7,773